Property and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	$ 14,141	$ 3,062	$ 3,183
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	$ 700	$ 800	$ 800